Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Magellan ETF - Fidelity Magellan ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2021
Annual Return 2022	(26.87%)
Annual Return 2023	31.27%